Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Warrant [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jul. 31, 2020	$ 2,305	$ 214,789,808	$ 5,708,127	$ (19,504)	$ (206,610,300)	$ 13,870,436
Beginning balance, shares at Jul. 31, 2020	23,054,474		3,114,288
Common stock issued for employee stock purchase plan		9,973				9,973
Common stock issued for employee stock purchase plan, shares	3,795
Exercise of common stock warrants	$ 139	6,580,106	$ (1,787,294)			4,792,951
Exercise of common stock warrants, shares	1,389,261		(1,389,261)
Exercise of common stock options	$ 38	636,955				636,993
Exercise of common stock options, shares	377,361
Stock-based compensation expense	$ 19	5,137,049				5,137,068
Stock-based compensation expense, shares	178,540
Tax withholdings paid on equity awards		(238,976)				(238,976)
Tax shares sold to pay for tax withholdings on equity awards		220,490				220,490
Cancellation of expired warrants		329,099	$ (329,099)
Cancellation of expired warrants, shares			(18,837)
August 2020 Registered Direct Offering, net of $1,464,276 issuance costs	$ 461	13,513,177				13,513,638
August 2020 Registered Direct Offering, net of $1,464,276 issuance costs, shares	4,608,589
January 2021 Public Offering, net of $2,970,165 issuance costs	$ 771	39,055,562				39,056,333
January 2021 Public Offering, net of $2,970,165 issuance costs, shares	7,711,284
Purchase of shares under CGP and Sirtex stock purchase agreements	$ 169	5,836,562				5,836,731
Purchase of shares under CGP and Sirtex stock purchase agreements, shares	1,691,806
Common stock issued for services	$ 14	467,486				467,500
Common stock issued for services, shares	137,500
Other comprehensive income				(59,605)		(59,605)
Net loss					(45,167,731)	(45,167,731)
Ending balance, value at Jul. 31, 2021	$ 3,916	286,337,291	$ 3,591,734	(79,109)	(251,778,031)	38,075,801
Ending balance, shares at Jul. 31, 2021	39,152,610		1,706,190
Common stock issued for employee stock purchase plan		2,100				2,100
Common stock issued for employee stock purchase plan, shares	3,000
Exercise of common stock options	$ 13	202,787				202,800
Exercise of common stock options, shares	130,000
Stock-based compensation expense	$ 8	1,649,678				1,649,686
Stock-based compensation expense, shares	83,019
Tax withholdings paid on equity awards		(47,515)				(47,515)
Tax shares sold to pay for tax withholdings on equity awards		46,346				46,346
Purchase of shares under CGP and Sirtex stock purchase agreements
Common stock issued for services	$ 1	42,499				42,500
Common stock issued for services, shares	12,500
Other comprehensive income				326,320		326,320
Net loss					(34,179,634)	(34,179,634)
Ending balance, value at Jul. 31, 2022	$ 3,938	$ 288,233,186	$ 3,591,734	$ 247,211	$ (285,957,665)	$ 6,118,404
Ending balance, shares at Jul. 31, 2022	39,381,129		1,706,190